WARRANTS - Additional Information (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 USD ($)
Class of Warrant or Right [Line Items]
Fair value on warrants initial recognition | ¥	¥ 123,056
Investors
Class of Warrant or Right [Line Items]
Number of shares called by warrants			207,891,840
Over-allotment option
Class of Warrant or Right [Line Items]
Fair value of warrants | $				$ 124
ADS | Over-allotment option
Class of Warrant or Right [Line Items]
Expiration term of warrants		3 years
Class A Ordinary Shares | Investors
Class of Warrant or Right [Line Items]
Warrants issued			8,108,100
Exercise price of warrant | $ / shares			$ 0.1233
Time Frames of 6 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $				100
Time Frames of 12 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $				300
Time Frames of 24 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $				500
Time Frames of 36 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $				$ 1
Maxim Groups LLC | Over-allotment option
Class of Warrant or Right [Line Items]
Fair value of warrants | $		$ 96
Maxim Groups LLC | ADS
Class of Warrant or Right [Line Items]
Warrants issued		3,765,100
Number of shares called by warrants		2,823,825
Expiration term of warrants		3 years
Share Price | $ / shares		$ 0.75
Maxim Groups LLC | ADS | Over-allotment option
Class of Warrant or Right [Line Items]
Warrants issued		564,760
Exercise price of warrant | $ / shares		$ 36.00
Number of shares called by warrants		423,570
Maxim Groups LLC | Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Warrants issued		112,953,000
Maxim Groups LLC | Class A Ordinary Shares | Over-allotment option
Class of Warrant or Right [Line Items]
Warrants issued		16,942,800
Maxim Groups LLC | Maximum
Class of Warrant or Right [Line Items]
Exercise price of warrant | $ / shares		$ 36.00
Maxim Groups LLC | Minimum
Class of Warrant or Right [Line Items]
Exercise price of warrant | $ / shares		$ 33.20